Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Employee Benefit Plans [Abstract]
Employee Benefit Plans

Note 12. Employee Benefit Plans

We currently maintain a defined contribution plan for the benefit of our employees, the American Home Shield 401k Plan. Prior to the Spin-off, our employees participated in ServiceMaster's Profit Sharing and Retirement Plan (“PSRP”). Following the Spin-off, the rights and obligations of these plans were transferred from ServiceMaster pursuant to the employee matters agreement.

Discretionary contributions made on behalf of our employees, including those made to the ServiceMaster PSRP, were $3 million, $2 million and $2 million for the years ended December 31, 2018, 2017 and 2016, respectively.  In addition to these costs, a portion of ServiceMaster's discretionary contributions to the ServiceMaster PSRP for corporate employees were allocated to us through the allocation of corporate expenses. These charges are recorded within Selling and administrative expenses in the accompanying consolidated and combined statements of operations and comprehensive income.